Schedule of Disaggregated Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	$ 1,975,439	$ 1,932,352	$ 7,673,532	$ 15,242,560
Account Fee Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	868,629	1,072,465	3,963,097	6,447,201
Loan Program Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	840,672	540,222	2,478,082	6,625,576
Investment Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	246,908	300,435	1,155,433	2,092,863
Safe Harbor Program Income [Member]
ScheduleOfDisaggregatedRevenueLineItems [Line Items]
Total	$ 19,230	$ 19,230	$ 76,920	$ 76,920